Fair Value Measurement (Reconciliation of Level 3 Liabilities) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of beginning and ending Level 3 financial liability balance
Payments for Repurchase of Preferred Stock and Preference Stock		$ (293,000)	$ 0	$ (293,000)
Level 3
Reconciliation of beginning and ending Level 3 financial liability balance
Balance, beginning of period	$ 335,979	546,858	263,317	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances	0	0	34,999	537,930
Payments for Repurchase of Preferred Stock and Preference Stock	0	(293,000)	0	(293,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	32,788	1,788	70,451	10,716
Balance, end of period	$ 368,767	$ 255,646	$ 368,767	$ 255,646